China's history dates back more than 5,000 years. Today's global investors are most interested in the growth potential created over the last twenty.

--------------------------------------------------------------------------------
LIBERTY NEWPORT GREATER CHINA FUND Annual Report
--------------------------------------------------------------------------------

August 31, 2000

[PHOTO: GREAT WALL OF CHINA]

President's Message

Dear Shareholder:

You may have noticed that your Fund has a new name. As of July 14, the names of our funds changed to include Liberty. Rest assured, the investment objectives and strategies employed by the Fund's managers are not affected by this name change. We believe the new name better reflects your Fund's affiliation with the Liberty Funds, a diverse family of funds representing a wide selection of investment styles and specialized money management. The goal of all Liberty Funds is to help you reach for financial freedom -- however you define it.

The stock markets of greater China, which includes the People's Republic of China (China), Hong Kong and Taiwan, began the fiscal year strongly. Later in the year, as a worldwide correction in technology and telecommunications stocks developed, these markets retreated. During this time, the performance of several stocks listed on the Hong Kong Stock Exchange enabled the Fund to outperform its peers as reported by Lipper, Inc.(1)

In general, our outlook for this region of the world remains positive. China's economy continues to gain strength, and since this nation represents such a large block of the world's population, we believe the country represents attractive investment potential. Hong Kong's economy is also growing at a strong rate, and Taiwan remains an economically viable marketplace.

The following report provides more specifics about the Fund's management, and the economic, political and market factors that affected its performance. As always, thank you for choosing the Liberty Newport Greater China Fund and for giving us the opportunity to serve your investment needs.

Sincerely,


/s/ Stephen E. Gibson

Stephen E. Gibson
President
October 9, 2000

(1) Lipper, Inc., a widely respected data provider for the industry, calculates an average total return for mutual funds with similar investment objectives as the Fund. The average total return calculated for funds in the Lipper China Regions Funds category was 27.30% for the 12 months ended August 31, 2000. The Fund's Class A shares ranked in the first quartile for one year (6 out of 26 funds) and in the first quartile for three years (3 out of 15 funds). Rankings do not include any sales charges. Performance for different share classes will vary with fees associated with each class. Past performance is no indication of future results.

Because economic and market conditions change frequently, there can be not assurance that the trends described above and on the following pages will continue.

---------------------------
Not FDIC  May Lose Value
Insured   No Bank Guarantee
---------------------------

--------------------------------------------------------------------------------
Highlights
--------------------------------------------------------------------------------

o     China's economic turnaround continued

      The remarkable transformation of China to a free market economy continued throughout the period. The government's support of private enterprise helped create new excitement about the prospects for growth in China, and the investment environment has been positive.

o     The Fund turned in strong performance

      The bulk of the Fund's positive total return was generated in the first half of the fiscal year. Although markets in greater China were very strong toward the end of 1999, this environment experienced a worldwide downturn for stocks of technology and telecommunications companies in early 2000. The Fund's holdings weathered this changing environment relatively well, but growth slowed in the second half of the year.

o     Hong Kong, Taiwan remained strong

      China's success story may be the most compelling, but two of Asia's economic constants, Hong Kong and Taiwan, continued to show impressive strength as well. The Fund succeeded in finding significant opportunities for its shareholders in those markets, which contributed to the Fund's overall performance.

                         Fund Performance vs. Benchmark
                           Total Return 9/1/99-8/31/00

        [The following information was represented by a bar chart in the printed material.]

                   Liberty Newport
                   Greater China               MSCI Pacific
                   Fund                        (Ex-Japan) Index
                   ---------------             ----------------
                       43.33%                       6.81%

The Fund's Class A share return without sales charge is compared to the MSCI Pacific (ex-Japan) Index, a broad-based, unmanaged index that tracks the performance of stock in Pacific Basin countries other than Japan. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest directly in an index. Returns do not include sales charges. Performance for all other shares will vary.

Past performance cannot guarantee future results. Returns and value of an investment will vary, resulting in a gain or loss on sale. Performance results assume reinvestment of distributions.

Net asset value per share
as of 8/31/00

Class A                $19.98
---------------------------------
Class B                $19.75
---------------------------------
Class C                $20.03
---------------------------------
Class Z                $20.11
---------------------------------

Top Five Sector Breakdown
as of 8/31/00

        [The following information was represented by a bar chart in the printed material.]

                   Fund as of 8/31/00          Fund as of 8/31/99
                   ------------------          ------------------
Durable                  16.2%                        14.4%
Goods

Real Estate              14.5%                        13.4%

Holding                  12.3%                        13.8%
Companies

Telecommunications        9.0%                        15.4%

Depository                7.5%                         5.4%
Institutions

Sector breakdowns are calculated as a percentage of net assets. Because the Fund is actively managed, there can be no guarantee that the Fund will continue to maintain this breakdown in the future.

--------------------------------------------------------------------------------
                           Portfolio Managers' Report
--------------------------------------------------------------------------------

Top 10 Holdings as of 8/31/00

China Mobile             9.0%
---------------------------------
Li & Fung Ltd.           7.9%
---------------------------------
Hutchison                7.6%
Whampoa Ltd.
---------------------------------
Cheung Kong Hldg.        6.2%
---------------------------------
PetroChina Co. Ltd.      5.4%
---------------------------------
Hong Kong &              4.9%
China Gas
---------------------------------
Sun Hung Kai             4.7%
Properties Ltd.
---------------------------------
Citic Pacific            4.6%
---------------------------------
Johnson Electric         4.6%
Hldgs.-New
---------------------------------
Taiwan Semiconductor     4.6%
---------------------------------

Holdings are calculated as a percentage of net assets. Because the Fund is actively managed, there can be no guarantee the Fund will continue to hold these securities in the future.

BOUGHT
--------------------------------------------------------------------------------

Huaneng Power and China Unicom (3.7% and 2.6% of net assets, respectively) are two growing Chinese companies that list shares on the Hong Kong Stock Exchange. Both are positioned to benefit from China's domestic growth and increasing demand for utilities services.

The Fund registered solid gains during the year

An economic rebound continued throughout Greater China during the period. As a result, Class A shares of the Fund had a total return of 43.33% for the 12-month period ended August 31, 2000 without a sales charge, compared to 6.81% for the Morgan Stanley Capital International (MSCI) Pacific (ex-Japan) Index. The MSCI Pacific (ex-Japan) Index is a broad-based, unmanaged index that tracks the performance of stocks in Pacific Basin countries other than Japan.

Economic recovery triggered stronger markets

This economic revival was triggered in large part by increasing export demand for products manufactured in or marketed by companies in China, Taiwan and Hong Kong. More importantly, these economies are slowly becoming less dependent on exports to western markets and Japan, and are generating more business from growth in their domestic economies. This is a particularly new trend in China itself, where the effects of economic reform are truly beginning to take hold.

In the first few months of the calendar year 2000, rising interest rates in world markets had a cooling effect on stocks in the region, as did a global correction among most technology and telecommunications stocks. This contributed to the under-performance of two significant Fund holdings in 2000 - China Telecom and Taiwan Semiconductor Manufacturing Co.

China's enthusiastic shift to freer markets

We see a continued emphasis on privatization in China, a trend that is beginning to reward investors. Entrepreneurial enthusiasm in China is becoming infectious as reforms spread to banking, the capital markets and other aspects of Chinese society. The country is now emerging from a five-year deflationary cycle, which was the result of a painful but necessary economic restructuring. The situation has improved dramatically, and considering China's likely entry into the World Trade Organization, the benefits of reform on the mainland should spread to Hong Kong and Taiwan as well.

The change has been so dramatic that the value of Chinese stocks on the Hong Kong market now represents one-third of Hong Kong's total market capitalization. This is a significant change from even a few years ago, when Chinese stocks barely had any impact on the Hong Kong stock exchange.

--------------------------------------------------------------------------------
Portfolio Managers' Report (continued)
--------------------------------------------------------------------------------

Local demand could drive future growth

One of the most exciting trends is that much of China's economic growth is likely to come from domestic demand. In the past, companies in China, Hong Kong and Taiwan have been highly dependent on exports to succeed. While this is still true, it is likely future growth will center on increasing consumer demand by the Chinese people, another sign of positive economic change.

Taiwan remained an economic force

About 10% of the Fund's assets are invested in Taiwanese companies, and this island nation continued to be a prime economic force in Asia. While political tensions between China and Taiwan remain a concern, Taiwan benefited from a number of positive economic developments during the period. For instance, many Japanese firms outsourced manufacturing to Taiwanese companies who were well positioned to set up manufacturing facilities in China. Recently, Taiwanese companies have invested $45 billion to construct new factories in China, a development that should help both of these markets.

Looking ahead

The general outlook for greater China remains upbeat. Certainly, any investment in this region is subject to a certain level of volatility. But over the long run, we are very encouraged by the trend toward capitalism that is sweeping over China.

We will remain focused on a select, diversified group of companies from the region that we believe offers long-term growth potential for our investors. Given the improved economic climate, our expectation is that this marketplace will continue to present attractive investment potential.


/s/ Thomas R. Tuttle                              /s/ Christopher Legallet

Thomas R. Tuttle is president of Newport Fund Management, Inc. and a co-portfolio manager of Liberty Newport Greater China Fund. Christopher Legallet is Chief Investment Officer of Newport Fund Management, Inc. and co-portfolio manager of Liberty Newport Greater China Fund.

International investing offers significant long-term growth potential, but also involves special risks due to currency fluctuations, as well as political, economic and social developments. A portfolio of stocks of a single region poses additional risks due to its limited diversification.

REDUCED
--------------------------------------------------------------------------------

Legend Holdings, Ltd.

(2.0% of net assets) is a large manufacturer of personal computers which has greatly benefited from booming demand for its products in China. After enjoying a strong run-up in value, the Fund's position in the stock was reduced due to short-term valuation considerations.

HELD
--------------------------------------------------------------------------------

Two Hong Kong firms with ties to the real estate business, Hutchison Whampoa and Cheung Kong Holdings (7.6% and 6.2% of net assets, respectively), have improved earnings outlooks, triggered by an upsurge in housing sales and prices in Hong Kong.

--------------------------------------------------------------------------------
Performance Information
--------------------------------------------------------------------------------

Performance of a
$10,000 investment
in all share classes
5/16/97-8/31/00

           Without           With
            Sales            Sales
           Charge           Charge
--------------------------------------
Class A    $15,165         $14,293
--------------------------------------
Class B    $14,877         $14,577
--------------------------------------
Class C    $15,090         $15,090
--------------------------------------
Class Z    $15,305           N/A
--------------------------------------

       [The following information was represented by a line chart in the printed material.]

Value of an initial $10,000 investment

                                   5/16/97      8/31/00
                                  ----------------------
Class A shares of the Fund
Without Sales Charge               $10,000      $15,165

Class A shares of the Fund
With Sales Charge                  $10,000      $14,293

Hang Seng Index                    $10,000      $13,251

MSCI Pacific
(Ex-Japan) Index                   $10,000      $ 8,965

The Hang Seng Index is a capitalization-weighted price-only index of 33 companies that represent approximately 70% of the total market capitalization of the Stock Exchange of Hong Kong. The Morgan Stanley Capital International (MSCI) Pacific (Ex-Japan) Index is an unmanaged index that tracks the performance of stocks in Pacific Basin countries other than Japan. The return for the indexes are from 4/30/97. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest directly in an index.

Average Annual Total Returns as of 8/31/00

Share Class               A                     B                     C               Z
Inception Date        05/16/97              05/16/97              05/16/97        05/16/97
--------------------------------------------------------------------------------------------
                 Without      With     Without     With      Without     With      Without
                  Sales       Sales     Sales      Sales      Sales      Sales      Sales
                 Charge      Charge    Charge     Charge     Charge     Charge     Charge
--------------------------------------------------------------------------------------------
 1 Year          43.33%      35.09%    42.29%     37.29%     42.06%     41.06%     43.54%
--------------------------------------------------------------------------------------------
 Life of Fund    13.48       11.46     12.82      12.12      13.31      13.31      13.80
--------------------------------------------------------------------------------------------

Average Annual Total Returns as of 6/30/00

Share Class               A                     B                     C               Z
--------------------------------------------------------------------------------------------
                 Without      With     Without     With      Without     With      Without
                  Sales       Sales     Sales      Sales      Sales      Sales      Sales
                 Charge      Charge    Charge     Charge     Charge     Charge     Charge
--------------------------------------------------------------------------------------------
 1 Year          38.13%      30.19%    37.18%     32.18%     37.03%     36.03%     38.46%
--------------------------------------------------------------------------------------------
 Life of Fund    13.89       11.75     13.27      12.53      13.79      13.79      14.23
--------------------------------------------------------------------------------------------

Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 5.75% sales charge for Class A shares, the appropriate Class B contingent deferred sales charge for the holding period after purchase as follows: first year - 5%, second year - 4%, third year - 3%, fourth year - 3%, fifth year - 2%, sixth year - 1%, and thereafter - 0% and the Class C contingent deferred sales charge of 1% for the first year only. Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

--------------------------------------------------------------------------------
Investment Portfolio
--------------------------------------------------------------------------------
August 31, 2000
(In thousands)

COMMON STOCKS - 98.9%               Country      Shares          Value
--------------------------------------------------------------------------------
CONSTRUCTION - 3.3%
Special Trade Contractors
Zhejiang Expressway Co., Ltd,
  Class H                              HK        13,018         $ 2,404
                                                                -------
--------------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 34.3%
Depository Institutions - 7.5%
Dah Sing Financial                     HK           215           1,003
HSBC Holdings PLC (a)                  HK           206           2,965
Hang Seng Bank Ltd.                    HK           139           1,493
                                                                -------
                                                                  5,461
                                                                -------
Holding Companies - 12.3%
Citic Pacific Ltd.                     HK           704           3,358
Hutchison Whampoa Ltd.                 HK           392           5,532
                                                                -------
                                                                  8,890
                                                                -------
Real Estate - 14.5%
Cheung Kong Holdings Ltd.              HK           345           4,490
China Resources Enterprises Ltd.       HK         1,320           1,963
Shandong International Power Development
  Co., Ltd., Class H                   HK         3,608             694
Sun Hung Kai Properties Ltd.           HK           354           3,370
                                                                -------
                                                                 10,517
                                                                -------
--------------------------------------------------------------------------------
MANUFACTURING - 3.4%
Electronic Components - 1.6%
United Microelectronics Corp., Ltd.    Tw           427           1,134
                                                                -------
Household Appliances - 0.3%
Guangdong Kelon Electric
  Holdings, Class H                    HK           720             238
                                                                -------
Measuring & Analyzing Instruments - 0.3%
China Hong Kong Photo
  Products Holdings, Ltd.              HK         2,497             250
                                                                -------
Printing & Publishing - 1.2%
South China Morning Post Ltd.          HK         1,158             869
                                                                -------
--------------------------------------------------------------------------------
MINING & ENERGY - 5.4%
Oil & Gas Extraction
PetroChina Co., Ltd., Class H          HK        16,274           3,881
                                                                -------
--------------------------------------------------------------------------------
RETAIL TRADE - 8.6%
Apparel & Accessory Stores - 4.5%
Esprit Holdings Ltd.                   HK         1,210             946
Giordano International Ltd.            HK         2,826           1,549
Glorious Sun Enterprises               HK         3,476             798
                                                                -------
                                                                  3,293
                                                                -------
Food Stores - 3.5%
President Chain Store Corp.            Tw           850           2,520
                                                                -------
Restaurants - 0.6%
Cafe de Coral Holdings Ltd.            HK         1,220             462
                                                                -------
--------------------------------------------------------------------------------
SERVICES - 7.0%
Business Services - 2.0%
Legend Holdings Ltd.                   HK         1,356           1,443
                                                                -------
Computer Related Services - 0.4%
SINA.com                               Ch             7             148
Synnex Technology International Corp.  Tw            30             120
                                                                -------
                                                                    268
                                                                -------
Computer Software - 4.6%
Taiwan Semiconductor
  Manufacturing Co. (b)                Tw           766           3,319
                                                                -------
--------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION,
  ELECTRIC, GAS & SANITARY SERVICES - 19.9%
Air Transportation - 2.6%
China Unicom Ltd.                      HK           806           1,871
                                                                -------
Electric Services - 1.1%
Beijing Datang Power
  Generation Co., Ltd., Class H        HK         3,502             822
                                                                -------
Gas Services - 4.9%
Hong Kong & China Gas Co., Ltd.        HK         2,852           3,547
                                                                -------
Railroad - 1.0%
Guangshen Railway Co., Ltd., Class H   HK         5,589             760
                                                                -------
Telecommunications - 9.0%
China Mobile Ltd. (a)(b)               HK           842           6,504
                                                                -------
Transportation Services - 1.3%
Jiangsu Expressway Co., Ltd., Class H  HK         3,608             652
Shenzhen Expressway Co., Ltd., Class H Ch         2,100             304
                                                                -------
                                                                    956
                                                                -------
--------------------------------------------------------------------------------
WHOLESALE TRADE - 17.0%
Durable Goods - 16.2%
Huaneng Power International Inc.,
  Class H                              HK         6,384           2,660
Johnson Electric Holdings Ltd.         HK         1,612           3,348
Li & Fung Ltd.                         HK         1,311           5,715
                                                                -------
                                                                 11,723
                                                                -------
Nondurable Goods - 0.8%
Ng Fung Hong Ltd.                      HK         1,106             606
                                                                -------
TOTAL COMMON STOCKS
  (cost of $58,627)(c)                                           71,738
                                                                -------

See notes to investment portfolio.

--------------------------------------------------------------------------------
Investment Portfolio (continued)
--------------------------------------------------------------------------------
August 31, 2000
(In thousands)

                                                                 Value
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES, NET - 1.1%                         $    779
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                            $ 72,517
                                                                -------

Notes to Investment Portfolio:
--------------------------------------------------------------------------------
(a) The value of this security represents fair value as determined in good faith under the direction of the Trustees.

(b)   Non-income producing.

(c)   Cost for federal income tax purposes is the same.

    Summary of
Securities by Country            Country           Value           % of Total
--------------------------------------------------------------------------------
Hong Kong                          HK             $64,193             89.5
Taiwan                             Tw               7,093              9.9
China                              Ch                 452              0.6
                                                  -------            -----
                                                  $71,738            100.0
                                                  -------            -----

Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

See notes to financial statements.

--------------------------------------------------------------------------------
Statement of Assets and Liabilities
--------------------------------------------------------------------------------
August 31, 2000
(In thousands except for per share amounts and footnotes)

Assets
Investments at value (cost $58,627)                            $ 71,738
Cash including foreign currencies
   (cost $103)                                 $    101
Receivable for:
   Investments sold                               3,939
   Fund shares sold                                 328
   Dividend receivable                              235
   Expense reimbursement due from
     Advisor/Administrator                           15
Deferred organization expenses                        4
Other                                                 5           4,627
                                               --------        --------
     Total Assets                                                76,365

Liabilities
Cash including foreign currencies
    (cost $1,977)                                 1,977
Payable due to custodian bank                       888
Payable for:
   Fund shares repurchased                          686
   Investments purchased                              2
Accrued:
   Management fee                                    78
   Administration fee                                16
   Transfer agent fee                                34
   Bookkeeping fee                                    3
   Deferred Trustees fees                             1
Other                                               163
                                               --------
     Total Liabilities                                            3,848
                                                               --------
Net Assets                                                     $ 72,517
                                                               ========
Net asset value & redemption price per share -
   Class A ($64,722/3,240)                                     $  19.98 (a)
                                                               ========
Maximum offering price per share -
   Class A ($19.98/0.9425)                                     $  21.20 (b)
                                                               ========
Net asset value & offering price per share -
   Class B ($6,335/321)                                        $  19.75 (a)
                                                               ========
Net asset value & offering price per share -
   Class C ($1,296/65)                                         $  20.03 (a)
                                                               ========
Net asset value, offering & redemption price
   per share - Class Z ($164/8)                                $  20.11
                                                               ========
Composition of Net Assets
Capital paid in                                                $ 94,000
Overdistributed net investment income                               (13)
Accumulated net realized loss                                   (34,574)
Net unrealized appreciation (depreciation) on:
   Investments                                                   13,111
   Foreign currency transactions                                     (7)
                                                               --------
                                                               $ 72,517
                                                               ========

--------------------------------------------------------------------------------
Statement of Operations
--------------------------------------------------------------------------------
For the Year Ended August 31, 2000
(In thousands)

Investment Income
Dividends                                                      $  1,580
Interest                                                             93
                                                               --------
   Total Investment Income (net of nonreclaimable
   foreign taxes withheld at source which
   amounted to $11)                                               1,673

Expenses
Management fee                                 $    797
Administration fee                                  173
Service fee - Class A, Class B, Class C             173
Distribution fee - Class B                           38
Distribution fee - Class C                            8
Transfer agent fee                                  190
Bookkeeping fee                                      34
Trustees' fee                                         8
Custodian fee                                        70
Audit fee                                            20
Legal fee                                             5
Registration fee                                     47
Reports to shareholders                              36
Amortization of deferred
   organization expenses                              2
Other                                                 5
                                               --------
                                                  1,606
Fees and expenses waived or borne by
   the Advisor/Administrator                        (70)          1,536
                                               --------        --------
     Net Investment Income                                          137
                                                               --------
Net Realized and Unrealized Gain (Loss)
   on Portfolio Positions
Net realized gain (loss) on:
   Investments                                    8,421
   Foreign currency transactions                     (7)
                                               --------
     Net Realized Gain                                            8,414
Net change in unrealized appreciation/
   depreciation during the period on:
   Investments                                   15,459
   Foreign currency transactions                     (7)
                                               --------
Net Change in Unrealized
   Appreciation/Depreciation                                     15,452
                                                               --------
     Net Gain                                                    23,866
                                                               --------
Increase in Net Assets from Operations                         $ 24,003
                                                               --------

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)   On sales of $50,000 or more the offering price is reduced.

See notes to financial statements.

--------------------------------------------------------------------------------
Statement of Changes in Net Assets
--------------------------------------------------------------------------------
(In thousands)

                                                          Year          Year
                                                          ended         ended
                                                        August 31,    August 31,
                                                        ----------    ----------
Increase (Decrease) in Net Assets                         2000          1999
--------------------------------------------------------------------------------

Operations:
Net investment income                                   $    137      $    441
Net realized gain (loss)                                   8,414       (22,085)
Net change in unrealized appreciation/
   depreciation                                           15,452        57,856
                                                        --------      --------
   Net Increase from Operations                           24,003        36,212
                                                        --------      --------
Distributions:
From net investment income - Class A                          --          (362)
From net investment income - Class B                          --            --
From net investment income - Class C                          --            --
From net investment income - Class Z                          --            (1)
                                                        --------      --------
                                                          24,003        35,849
                                                        --------      --------
Fund Share Transactions:
Receipts for shares sold - Class A                        32,267        10,986
Value of distributions reinvested - Class A                   --           245
Cost of shares repurchased - Class A                     (44,313)      (21,210)
                                                        --------      --------
                                                         (12,046)       (9,979)
                                                        --------      --------
Receipts for shares sold - Class B                         3,256         1,301
Value of distributions reinvested - Class B                   --            --
Cost of shares repurchased - Class B                      (1,877)       (1,457)
                                                        --------      --------
                                                           1,379          (156)
                                                        --------      --------
Receipts for shares sold - Class C                         1,117           281
Value of distributions reinvested - Class C                   --            --
Cost of shares repurchased - Class C                        (870)         (464)
                                                        --------      --------
                                                             247          (183)
                                                        --------      --------
Receipts for shares sold - Class Z                             2             2
Value of distributions reinvested - Class Z                   --             1
Cost of shares repurchased - Class Z                         (a)            --
                                                        --------      --------
                                                               2             3
                                                        --------      --------
Net Decrease from Fund Share Transactions                (10,418)      (10,315)
                                                        --------      --------
     Total Increase                                       13,585        25,534

Net Assets
Beginning of period                                       58,932        33,398
                                                        --------      --------
End of period ( net of
overdistributed net investment
income of $13 and $177, respectively)                   $ 72,517      $ 58,932
                                                        ========      ========
Number of Fund Shares
Sold - Class A                                             1,732           975
Issued for distributions reinvested - Class A                 --            23
Repurchased - Class A                                     (2,410)       (2,001)
                                                        --------      --------
                                                            (678)       (1,003)
                                                        --------      --------
Sold - Class B                                               179           123
Issued for distributions reinvested - Class B                 --            --
Repurchased - Class B                                       (104)         (144)
                                                        --------      --------
                                                              75           (21)
                                                        --------      --------
Sold - Class C                                                60            26
Issued for distributions reinvested - Class C                 --            --
Repurchased - Class C                                        (50)          (41)
                                                        --------      --------
                                                              10           (15)
                                                        --------      --------
Sold - Class Z                                                (a)           (a)
Issued for distributions reinvested - Class Z                 --            (a)
Repurchased - Class Z                                         (a)           --
                                                        --------      --------
                                                              (a)           (a)
                                                        --------      --------

(a)   Rounds to less than one.

See notes to financial statements.

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------
August 31, 2000

Note 1. Accounting Policies

Organization

Liberty Newport Greater China Fund (formerly Newport Greater China Fund) (the
Fund), a series of Liberty Funds Trust II, is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation by investing primarily in equity securities of companies located in, or which derive a substantial portion of their revenue from business activity with or in, the Greater China Region (i.e., Hong Kong, the People's Republic of China and Taiwan). The Fund may issue an unlimited number of shares. The Fund offers four classes of shares: Class A, Class B, Class C and Class Z. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

Security valuation and transactions

Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices. In certain countries, the Fund may hold foreign designated shares. If the foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded. In addition, if the values of foreign securities have been materially affected by events occurring after the closing of a foreign market, the foreign securities may be valued at their fair value under procedures approved by the Trustees.

Forward currency contracts are valued based on the weighted value of the exchange traded contracts with similar durations.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The value of all assets and liabilities quoted in foreign currencies is translated into U.S. dollars at that day's exchange rates. In certain countries, the Fund may hold portfolio positions for which market quotations are not readily available. Such securities are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

Determination of class net asset values and financial highlights

All income, expenses (other than Class A, Class B and Class C service fees and Class B and Class C distribution fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

The per share data was calculated using average shares outstanding during the period. In addition, Class A, Class B and Class C net investment income per share data reflects the service fee per share applicable to Class A, Class B and Class C shares and the distribution fee applicable to Class B and Class C shares only.

Class A, Class B and Class C ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period by the service fee applicable to Class A, Class B and Class C shares and the distribution fee applicable to Class B and Class C shares only.

Federal income taxes

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

Distributions to shareholders

Distributions to shareholders are recorded on the ex-date. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Foreign currency transactions

Net realized and unrealized gains (losses) on foreign currency transactions includes the gains (losses) arising from the fluctuations in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends and interest income and foreign withholding taxes.

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------
August 31, 2000

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) from investments.

Forward currency contracts

The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. All contracts are marked-to-market daily, resulting in unrealized gains (losses) which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract is opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

Other

Corporate actions are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of nonrebatable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

Note 2. Fees and Compensation Paid to Affiliates

Management fee

Newport Fund Management, Inc. (the Advisor), is the investment Advisor of the Fund and receives a monthly fee equal to 1.15% annually of the Fund's average net assets.

Administration fee

Colonial Management Associates, Inc. (the Administrator), an affiliate of the Advisor, provides accounting and other services for a monthly fee equal to 0.25% annually of the Fund's average net assets.

Bookkeeping fee

The Administrator provides bookkeeping and pricing services for a monthly fee equal to $27,000 annually plus 0.035% annually of the Fund's average net assets over $50 million.

Transfer agent fee

Liberty Funds Services Inc. (the Transfer Agent), an affiliate of the Administrator, provides shareholder services for a monthly fee equal to 0.236% annually of the Fund's average net assets and receives reimbursement for certain out of pocket expenses.

Effective January 1, 2000, the Transfer Agent fee was changed to a fee comprised of 0.07% annually of average net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent receives reimbursement for certain out-of-pocket expenses.

Underwriting discounts, service and distribution fees

Liberty Funds Distributor, Inc. (the Distributor), a subsidiary of the Administrator, is the Fund's principal underwriter. For the year ended August 31, 2000, the Fund has been advised that the Distributor retained net underwriting discounts of $11,655 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $38,128, $29,496 and $3,268 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a service fee equal to 0.25% annually on Class A, Class B and Class C net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B and Class C shares only.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Expense limits

The Advisor/Administrator have agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service and distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed 1.90% annually of the Fund's average net assets.

Other

The Fund pays no compensation to its officers, all of whom are employees of the Advisor or Administrator.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------
August 31, 2000

Note 3. Portfolio Information

Investment activity

During the year ended August 31, 2000, purchases and sales of investments, other than short-term obligations, were $18,863,009 and $27,838,206, respectively.

Unrealized appreciation (depreciation) at August 31, 2000, based on cost of investments for both financial statement and federal income tax purposes was:

       Gross unrealized appreciation       $23,059,791
       Gross unrealized depreciation        (9,948,559)
                                           -----------
         Net unrealized appreciation       $13,111,232
                                           ===========

Capital loss carryforwards

At August 31, 2000, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

              Year of                     Capital loss
            expiration                    carryforward
            ----------                    ------------
               2006                       $    829,000
               2007                         33,041,000
               2008                            704,000
                                          ------------
                                          $ 34,574,000
                                          ============

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

Other

There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

Note 4. Line of Credit

The Fund may borrow up to 33 1/3% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit during the year ended August 31, 2000.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share of each class outstanding throughout each period are as follows:

                                                                                Year ended August 31, 2000
                                                                         -----------------------------------------------
                                                                         Class A    Class B     Class C     Class Z
------------------------------------------------------------------------------------------------------------------------
Net Asset Value - Beginning of Period                                    $13.940    $13.880     $14.100     $14.010
                                                                         -------    -------     -------     -------
Income from Investment Operations:
Net investment income (loss) (a) (b)                                       0.046     (0.089)     (0.091)      0.090
Net realized and unrealized gain                                           5.994      5.959       6.021       6.010
                                                                         -------    -------     -------     -------
     Total from Investment Operations                                      6.040      5.870       5.930       6.100
                                                                         -------    -------     -------     -------
Net Asset Value - End of Period                                          $19.980    $19.750     $20.030     $20.110
                                                                         =======    =======     =======     =======
Total return (c) (d)                                                       43.33%     42.29%      42.06%      43.54%
                                                                         =======    =======     =======     =======
Ratios to Average Net Assets
Expenses (e)                                                                2.15%      2.90%       2.90%       1.90%
Net investment income (loss) (e)                                            0.26%     (0.49)%     (0.49)%      0.51%
Fees and expenses waived or borne by the Advisor/Administrator (e)          0.10%      0.10%       0.10%       0.10%
Portfolio turnover                                                            28%        28%         28%         28%
Net assets at end of period (000)                                        $64,722    $ 6,335     $ 1,296     $   164

(a)   Net of fees and expenses waived or borne by the Advisor/
      Administrator which amounted to:                                   $ 0.018    $ 0.018     $ 0.018     $ 0.018

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.

(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

                                                                                Year ended August 31, 1999
                                                                         -----------------------------------------------
                                                                         Class A     Class B    Class C    Class Z
------------------------------------------------------------------------------------------------------------------------
Net Asset Value - Beginning of Period                                    $ 6.340     $ 6.340    $ 6.320    $ 6.380
                                                                         -------     -------    -------    -------
Income from Investment Operations:
Net investment income (a) (b)                                              0.100       0.019      0.019      0.128
Net realized and unrealized gain                                           7.582       7.521      7.761      7.608
                                                                         -------     -------    -------    -------
     Total from Investment Operations                                      7.682       7.540      7.780      7.736
                                                                         -------     -------    -------    -------
Less Distributions Declared to Shareholders:
From net investment income                                                (0.082)         --         --     (0.106)
                                                                         -------     -------    -------    -------
Net Asset Value - End of Period                                          $13.940     $13.880    $14.100    $14.010
                                                                         =======     =======    =======    =======
Total return (c) (d)                                                      121.59%     118.93%    123.10%    121.80%
                                                                         =======     =======    =======    =======
Ratios to Average Net Assets
Expenses (e)                                                                2.15%       2.90%      2.90%      1.90%
Net investment income (e)                                                   0.92%       0.17%      0.17%      1.17%
Fees and expenses waived or borne by the Advisor/Administrator (e)          0.30%       0.30%      0.30%      0.30%
Portfolio turnover                                                            20%         20%        20%        20%
Net assets at end of period (000)                                        $54,623     $ 3,423    $   774    $   112

(a)   Net of fees and expenses waived or borne by the Advisor/
      Administrator which amounted to:                                   $ 0.032     $ 0.032    $ 0.032    $ 0.032

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.

(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

Selected data for a share of each class outstanding throughout each period are as follows:

                                                                                 Year ended August 31, 1998
                                                                     ---------------------------------------------------
                                                                      Class A      Class B      Class C      Class Z
------------------------------------------------------------------------------------------------------------------------
Net Asset Value - Beginning of Period                                $ 17.900     $ 17.860     $ 17.860     $ 17.910
                                                                     --------     --------     --------     --------
Income from Investment Operations:
Net investment income (a) (b)                                           0.092        0.012        0.013        0.123
Net realized and unrealized loss                                      (11.591)     (11.478)     (11.498)     (11.586)
                                                                     --------     --------     --------     --------
     Total from Investment Operations                                 (11.499)     (11.466)     (11.485)     (11.463)
                                                                     --------     --------     --------     --------
Less Distributions Declared to Shareholders:
From net investment income                                             (0.061)      (0.054)      (0.055)      (0.067)
                                                                     --------     --------     --------     --------
Net Asset Value - End of Period                                      $  6.340     $  6.340     $  6.320     $  6.380
                                                                     ========     ========     ========     ========
Total return (c) (d)                                                   (64.42)%     (64.36)%     (64.46)%     (64.19)%
                                                                     ========     ========     ========     ========
Ratios to Average Net Assets
Expenses (e)                                                             2.15%        2.90%        2.90%        1.90%
Net investment income (loss) (e)                                         0.74%       (0.01)%      (0.01)%       0.99%
Fees and expenses waived or borne by the Advisor/Administrator (e)       0.31%        0.31%        0.31%        0.31%
Portfolio turnover                                                         58%          58%          58%          58%
Net assets at end of period (000)                                    $ 31,214     $  1,692     $    443     $     49

(a)   Net of fees and expenses waived or borne by the Advisor/
      Administrator which amounted to:                               $  0.039     $  0.039     $  0.039     $  0.039

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.

(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

                                                                                  Period ended August 31, 1997 (c)
                                                                         ---------------------------------------------------
                                                                          Class A     Class B      Class C      Class Z
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value - Beginning of Period                                    $ 13.340    $ 13.330     $ 13.330     $ 13.340
                                                                         --------    --------     --------     --------
Income from Investment Operations:
Net investment income (loss) (a) (b)                                        0.052      (0.004)      (0.004)       0.065
Net realized and unrealized gain (d)                                        4.508       4.534        4.534        4.505
                                                                         --------    --------     --------     --------
     Total from Investment Operations                                       4.560       4.530        4.530        4.570
                                                                         --------    --------     --------     --------
Net Asset Value - End of Period                                          $ 17.900    $ 17.860     $ 17.860     $ 17.910
                                                                         ========    ========     ========     ========
Total return (e) (f) (g)                                                    34.22%      33.98%       33.98%       34.29%
                                                                         ========    ========     ========     ========
Ratios to Average Net Assets
Expenses (h) (i)                                                             2.15%       2.90%        2.90%        1.90%
Net investment income (h) (i)                                                0.89%       0.14%        0.14%        1.14%
Fees and expenses waived or borne by the Advisor/Administrator (h) (i)       0.59%       0.59%        0.59%        0.59%
Portfolio turnover (g)                                                          4%          4%           4%           4%
Net assets at end of period (000)                                        $115,699    $    135     $    134     $    135

(a)   Net of fees and expenses waived or borne by the Advisor/
      Administrator which amounted to:                                   $  0.034    $  0.034     $  0.034     $  0.034

(b) Per share data was calculated using average shares outstanding during the period.

(c) The Fund commenced investment operations on May 12, 1997. The activity shown is from the effective date of registration (May 16, 1997) with the Securities and Exchange Commission. The per share information reflects the
      1.5 for 1 stock split effective July 25, 1997.

(d) The amount of net realized and unrealized gain shown for a share outstanding for the period ended August 31, 1997 does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)   Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(i)   Annualized.

--------------------------------------------------------------------------------
Report of Independent Auditors
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of Liberty Funds Trust II:
Liberty Newport Greater China Fund

We have audited the accompanying statement of assets and liabilities of Liberty Newport Greater China Fund (formerly, Newport Greater China Fund, a series of Liberty Funds Trust II, the "Trust"), including the Investment Portfolio, as of August 31, 2000, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended August 31, 1999, and the financial highlights for each of the three years in the period then ended were audited by other auditors whose report dated October 12, 1999 expressed an unqualified opinion on that financial statement and those financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2000, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Liberty Newport Greater China Fund, a series of Liberty Funds Trust II at August 31, 2000, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.


                                                           /s/ Ernst & Young LLP

Boston, Massachusetts
October 10, 2000

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Trustees & Transfer Agent

--------------------------------------------------------------------------------

Tom Bleasdale

Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

Lora S. Collins

Attorney (formerly Attorney, Kramer, Levin, Naftalis & Frankel)

James E. Grinnell

Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

Richard W. Lowry

Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

Salvatore Macera

Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

William E. Mayer

Partner, Park Avenue Equity Partners (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

James L. Moody, Jr.

Retired (formerly Chairman of the Board, Chief Executive Officer and Director, Hannaford Bros. Co.)

John J. Neuhauser

Academic Vice President and Dean of Faculties, Boston College (formerly Dean, Boston College School of Management)

Joseph R. Palombo

Chief Operations Officer, Mutual Funds, Liberty Financial Companies, Inc., Executive Vice President and Director of Colonial Management Associates, Inc. and Executive Vice President and Chief Administrative Officer of Liberty Funds Group LLC (formerly Vice President of Liberty Funds Group - Boston and Chief Operating Officer, Putnam Mutual Funds)

Thomas E. Stitzel

Business Consultant and Chartered Financial Analyst (formerly Professor of Finance, College of Business, Boise State University)

Anne-Lee Verville

Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)

--------------------------------------------------------------------------------

Important Information About This Report
The Transfer Agent for Liberty Newport Greater China Fund is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA  02105-1722
1-800-345-6611

The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Newport Greater China Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund and with the most recent copy of the Liberty Funds Performance Update.

Annual Report:
Liberty Newport Greater China Fund

--------------------------------------------------------------------------------
Choose Liberty
--------------------------------------------------------------------------------

Because no single investment manager can be all things to all investors.(SM)

                                 L I B E R T Y
                                 ---------------
                                       F U N D S
     ---------------------------------------------------------------------------
     ALL-STAR           Institutional money management approach for individual
                        investors.
     ---------------------------------------------------------------------------
     COLONIAL           Fixed income and value style equity investing.
     ---------------------------------------------------------------------------
     CRABBE             A contrarian approach to fixed income and equity
     HUSON              investing.
     ---------------------------------------------------------------------------
     NEWPORT            A leader in international investing.(SM)
     ---------------------------------------------------------------------------
     STEIN ROE          Innovative solutions for growth and income investing.
     ADVISOR
     ---------------------------------------------------------------------------
     KEYPORT [LOGO]     A leading provider of innovative annuity products.
     ---------------------------------------------------------------------------

     Liberty's mutual funds are offered by prospectus through Liberty Funds Distributor, Inc.

Before you invest, consult your financial advisor.

Your financial advisor can help you develop a long-term plan for reaching your financial goals.

--------------------------------------------------------------------------------
LIBERTY NEWPORT GREATER CHINA FUND Annual Report
--------------------------------------------------------------------------------

[LOGO] L I B E R T Y                                             ---------------
       ---------------                                              BULK RATE
             F U N D S                                            U.S. POSTAGE
                                                                      PAID
                                                                  Holliston, MA
                                                                  PERMIT NO. 20
                                                                 ---------------

ALL-STAR o COLONIAL o CRABBE HUSON o NEWPORT o STEIN ROE ADVISOR

       Liberty Funds Distributor, Inc. (C)2000
       One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
       www.libertyfunds.com

                                                736-02/757C-0800 (10/00) 00/1702

--------------------------------------------------------------------------------
Choose Liberty
--------------------------------------------------------------------------------

Because no single investment manager can be all things to all investors.(SM)

                                 L I B E R T Y
                                 ---------------
                                       F U N D S
     ---------------------------------------------------------------------------
     ALL-STAR           Institutional money management approach for individual
                        investors.
     ---------------------------------------------------------------------------
     COLONIAL           Fixed income and value style equity investing.
     ---------------------------------------------------------------------------
     CRABBE             A contrarian approach to fixed income and equity
     HUSON              investing.
     ---------------------------------------------------------------------------
     NEWPORT            A leader in international investing.(SM)
     ---------------------------------------------------------------------------
     STEIN ROE          Innovative solutions for growth and income investing.
     ADVISOR
     ---------------------------------------------------------------------------
     KEYPORT [LOGO]     A leading provider of innovative annuity products.
     ---------------------------------------------------------------------------

     Liberty's mutual funds are offered by prospectus through Liberty Funds Distributor, Inc.

Before you invest, consult your financial advisor.

Your financial advisor can help you develop a long-term plan for reaching your financial goals.

--------------------------------------------------------------------------------
LIBERTY NEWPORT GREATER CHINA FUND Annual Report
--------------------------------------------------------------------------------

[LOGO] L I B E R T Y
       ---------------
             F U N D S

ALL-STAR o COLONIAL o CRABBE HUSON o NEWPORT o STEIN ROE ADVISOR

                                                736-02/757C-0800 (10/00) 00/1702

--------------------------------------------------------------------------------
Choose Liberty
--------------------------------------------------------------------------------

Because no single investment manager can be all things to all investors.(SM)

                                 L I B E R T Y
                                 ---------------
                                       F U N D S
     ---------------------------------------------------------------------------
     ALL-STAR           Institutional money management approach for individual
                        investors.
     ---------------------------------------------------------------------------
     COLONIAL           Fixed income and value style equity investing.
     ---------------------------------------------------------------------------
     CRABBE             A contrarian approach to fixed income and equity
     HUSON              investing.
     ---------------------------------------------------------------------------
     NEWPORT            A leader in international investing.(SM)
     ---------------------------------------------------------------------------
     STEIN ROE          Innovative solutions for growth and income investing.
     ADVISOR
     ---------------------------------------------------------------------------
     KEYPORT [LOGO]     A leading provider of innovative annuity products.
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     Liberty's mutual funds are offered by prospectus through Liberty Funds
     Distributor, Inc.

Before you invest, consult your financial advisor.

Your financial advisor can help you develop a long-term plan for reaching your financial goals.

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LIBERTY NEWPORT GREATER CHINA FUND Annual Report
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[LOGO] L I B E R T Y
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             F U N D S

ALL-STAR o COLONIAL o CRABBE HUSON o NEWPORT o STEIN ROE ADVISOR

       Liberty Funds Distributor, Inc. (C)2000
       One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
       www.libertyfunds.com

                                                736-02/757C-0800 (10/00) 00/1702